FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
20.	FINANCIAL INSTRUMENTS

Financial Risk Management Objectives and Policies

The Company manages its exposure to a number of different financial risks arising from its operations as well as its use of financial instruments including market risks (foreign currency exchange rate and interest rate), credit risk and liquidity risk through its risk management strategy. The objective of the strategy is to support the delivery of the Company's financial targets while protecting its future financial security and flexibility.

Financial risks are primarily managed and monitored through operating and financing activities. The financial risks are evaluated regularly with due consideration to changes in the key economic indicators and up-to-date market information.

A summary of the Company's risk exposures as it relates to financial instruments are reflected below:

Interest Rate Risk

Interest rate risk is the risk that the cash flows of a financial instrument will fluctuate due to changes in market interest rates. Interest rate risk on the mortgage is limited due to the fact that that it has a fixed rate.

As at December 31, 2018, the Company had $63,023,908 (December 31, 2017 – $201,538) in short-term investments held with a large Canadian financial institution. The Company’s short-term investments consist of GICs which have a fixed rate of interest and can be redeemed every 30 days without penalty. The Company redeems amounts as required to fund its ongoing working capital requirements. There is minimal interest rate risk associated with the instrument. The Company has fixed rate debt, which subjects it to interest rate price risk.

Liquidity Risk

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. As at December 31, 2018, the Company had accounts payable and accrued liabilities, the current portion of promissory note and the current portion of mortgage of $16,797,068 (December 31, 2017 – $6,779,997), and cash, short-term investments, HST recoverable and accounts receivable of $79,690,443 (December 31, 2017 - $20,959,674) to meet its current obligations.

The Company manages its liquidity risk by reviewing its capital requirements on an ongoing basis.

In addition to the commitments disclosed in Note 16, the Company is obligated to the following contractual maturities of undiscounted cash flows:

As at December 31, 2018	Total	Year 1	Year 2-3	Years 4 and after
Accounts payable and accrued liabilities	$12,806,458	$12,806,458	$-	$-
Mortgage	13,248,486	3,790,610	9,457,876	-
Promissory note	800,000	200,000	400,000	200,000
Total	$26,854,944	$16,797,068	$9,857,876	$200,000

Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is not exposed to significant credit risk as the majority of the Company’s sales are typically paid at the time of transaction or are to government bodies.

The carrying amount of cash and cash equivalents, short-term investments, restricted cash and accounts receivable represents the maximum exposure to credit risk. At December 31, 2018, this amounted to $78,298,333 (December 31, 2017 - $18,423,729). Since the inception of the Company, no losses have been suffered in relation to cash at the bank.

Fair Value Disclosures

Fair value represents management’s estimates of the market value at a given point in time, which may not reflect fair value in the future. These calculations are subjective in nature, involve uncertainties and are a matter of judgement and therefore cannot be determined with precision.

The carrying values of the cash, short term investments, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short-term nature of these instruments.

The promissory note payable is non-interest bearing and its fair value approximates its carrying value.

The Company uses quoted prices in active markets to determine the fair value of marketable securities. The fair value of marketable securities is based upon the level 1 hierarchy inputs.

The carrying value and fair value of the mortgage is as follows:

As at December 31, 2018	Carrying Value	Fair Value
Mortgage	$13,248,486	$13,518,501

The Company uses the Government of Canada bond yield curve plus an adequate constant credit spread to discount the above financial instruments in order to determine fair value. The fair value of the mortgage payable is based upon level 2 fair value hierarchy inputs.

The following table summarizes the valuation techniques and the impact of significant unobservable inputs to fair value measurement of level 3 financial instruments:

Financial Asset/Liability	Valuation Method	Significant Unobservable inputs	Impact of unobservable inputs to fair value
Cannatrek Warrants	Black-Scholes option pricing Model	Share price	Increase/decrease in share price will result in an increase/decrease in fair value.